UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SC Fundamental LLC
            ---------------------
Address:    747 Third Avenue
            ---------------------
            27th Floor
            ---------------------
            New York, NY  10017
            ---------------------

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Neil H. Koffler
            ---------------------
Title:      Member
            ---------------------
Phone:      (212)888-9100
            ---------------------

Signature, Place, and Date of Signing:

 /s/ Neil H. Koffler               New York, NY          November 14, 2005
---------------------            ----------------       -------------------
     [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                                 -------------

Form 13F Information Table Entry Total:               98
                                                 -------------

Form 13F Information Table Value Total:              $98,582
                                                 -------------
                                                  (thousands)


List of Other Included Managers:

                                            NONE

                               SC Fundamental LLC
                                    FORM 13F
                      FOR QUARTER ENDED September 30, 2005


                                                                                                                      ITEM 5:
                                            ITEM 2:                            ITEM 3:            ITEM 4:            Shares or
              ITEM 1:                       Title of                           Cusip               Fair             Principal
          Name of Issuer                     Class                             Number           Market Value          Amount
------------------------------------------------------------------------------------------------------------------------------------
Aldabra Acquisition Corp                    Common                           01407F103            327,921            62,700 SH
Andiana Minerals Inc                        Common                           034219105              1,267             3,135 SH
Arawak Energy Corp                          Common                           038743100            184,784           134,280 SH
Arizona Star Resources Corp                 Common                           04059G106          1,860,533           470,270 SH
Atlantic Coast Airline                      Common                           34407T104             74,099           284,995 SH
Atlantic Express Transportation Corp.       Common                           048901607            398,521             3,990 Warrant
Auspex System Inc                           Common                           052116100              2,757           212,040 SH
Austral Pacific Energy Ltd                  Common                           052526100              8,972            28,500 Warrant
Austral Pacific Energy Ltd                  Common                           052526100            166,681            57,000 SH
Bankers Petroleum Ltd                       Common                           066286105            227,956           142,497 SH
Baycorp Holdings Ltd.                       Common                           072728108            429,057            31,318 SH
Bear Ridge Resouces                         Common                           073841108             28,545             6,900 SH
Berkeley Technology Inc.                    Sponsored ADR                    08437M107            344,475           275,580 SH
C1 Energy Ltd                               Common                           126174105          2,339,323           863,470 SH
Cadus Pharmaceutical Corp                   Common                           127639102            623,766           385,041 SH
Canargo Energy Corp                         Common                           137225108            538,669           285,010 SH
Candax Energy Inc                           Common                           13740F104             55,887           114,000 SH
Canyon Resources Corp.                      Common                           138869300            166,378           244,072 SH
Canyon Resources Corp.                      Common                           138869300                  -            63,889 Warrant
Centrex Inc.                                Common                           15640E103                128           142,500 SH
CGX Energy Inc                              Common                           125405100             55,216           190,400 SH
Chaus Bernard                               Common                           162510200            342,120           342,120 SH
Chief Consolidated Mining Co.               Common                           168628105             27,742           277,420 SH
Cinch Energy                                Common                           17185X108          1,794,272           570,000 SH
Claude Resources Inc                        Common                           182873109          1,055,238         1,168,500 SH
Comsys IT Partners Inc.                     Common                           20581E104            636,588            52,137 SH
Concord Camera Corp                         Common                           206156101            585,646           427,479 SH
Cordero Energy Inc                          Common                           21851R106            152,931            28,450 SH
Courtside Acquistion                        Common                           22274N102          1,171,920           228,000 SH
Crystlex Inc                                Common                           22942F101          1,118,625           712,500 SH
Defiant Resources Corp                      Common                           24477C107            910,321           228,110 SH
Del Glbl Technologies Corp.                 Common                           245073101            352,800           141,120 SH
Delphi Financial Group                      Common                           247131105         17,085,323           365,071 SH
Dundee Precious Metals Inc                  Common                           265269209            892,210           113,997 SH
Dynatec Corp                                Common                           267934107          1,556,953         1,145,740 SH
Empire Energy Corp.                         Common                           291645208              3,060            15,532 SH
Endocare Inc.                               Common                           26264P104          3,195,563           983,250 SH
ESG Re Ltd.                                 Common                           000G312151             5,979           597,920 SH
European Goldfields Ltd                     Common                           298774100          1,141,355           709,654 SH
Filenet Corp                                Common                           316869106          2,416,977            86,630 SH
Fortress America Acq                        Common                           34957J100          1,177,848           233,700 SH
Fortress America Acq - warrants             Common                           34957J118             82,080           164,160 SH
Gabriel Resources                           Common                           361970106            568,676           285,000 SH
George Foreman Enterprises Inc              Common                           372481101            131,068            28,493 SH
Grand Banks Energy Corp                     Common                           38522T105             98,048            57,000 SH
Highview Resources Ltd                      Common                           43123G106             60,079           245,100 SH
HSE Integrated Ltd                          Common                           404290108            215,705            91,200 SH
Industrias Bachoco                          Sponsored ADR                    456463108          1,697,481            78,261 SH
Isle Capri Casinos                          Common                           464592104          1,661,226            77,700 SH
Juina Mining Corp                           Common                           48131Q202              4,275           285,000 SH
Juniper Partners Acq                        Units - B                        48203X408            318,030            31,210 SH
KBL Healthcare Acquisition                  Common                           48241R108            440,325            85,500 SH
Ladenburg Thalmann Financial                Common                           50575Q102              7,931            13,002 SH
Lakeland Industries                         Common                           511795106             23,868             1,350 SH
Liberty Homes Inc.                          Common - Class A                 530582204            175,560            25,080 SH
Liberty Homes Inc.                          Common - Class B                 530582303             79,800            11,400 SH
Loon Energy Inc                             Common                           543921100            930,274         1,272,505 SH
M & F Worldwide Corp                        Common                           552541104          3,292,790           211,755 SH
Mairs Holding Inc                           Common                           560635104          1,534,543           263,215 SH
MDU Communication Int'l Inc                 Common                           582828109              1,253            11,400 Warrant
MDU Communication Int'l Inc                 Common                           582828109          2,798,928         1,590,300 SH
Mediterranean Minerals Corp                 Common                           58501P106              7,050           204,915 SH

Metallica Resources Inc                     Common                           59125J104            220,607           142,500 SH
Michaels Stores Inc                         Common                           594087108         11,548,519           349,320 SH
Molex Inc                                   Common - Class A                 6058554200         4,030,043           156,750 SH
Mutual Risk Mgmt Ltd.                       Common                           628351108             50,377         1,737,132 SH
Nevada Pacific Gold                         Common                           641398102             95,449           188,100 SH
Nevsun Resources Ltd                        Common                           64156L101            313,535           148,190 SH
Next Inc.                                   Common                           65336T104            142,959           138,795 SH
Oakmont Acquisition Corp                    Common                           68831P106          1,212,960           228,000 SH
Oakwood Homes                               Common                           674098207              1,167            29,184 SH
Pacific NorthWest Capital Corp.             Common                           694916107             47,271           189,525 SH
Petrobank Energy & Resources                Common                           71645P106          1,219,382           142,490 SH
Petrofalcon Corp                            Common                           716474101          2,222,679         1,085,844 SH
Pricesmart Inc.                             Common Stock Purchase Rights     741511117             24,907            41,512 Righ
Scpie Holding Inc                           Common                           78402P104          4,915,010           343,707 SH
Services Acquisition Corp                   Common                           817628100          1,775,550           249,375 SH
Silk Road Resources                         Common                           827101106             38,435            91,200 SH
Simon Worldwide Inc.                        Common                           828815100             46,170           171,000 SH
St. Andrews Goldfields Ltd.                 Common                           787188108                  1           712,500 Warrant
Starrett Co.                                Common - Class A                 855668109            114,987             6,280 SH
Stone & Webster                             Common                           861572105             13,763            68,815 SH
Streettracks Gold Trust                     Common                           863307104          1,730,235            37,050 SH
TAC Acquisition Corp                        Common                           873392112            179,314           373,570 Warrant
TAC Acquisition Corp                        Common                           873392104          3,002,206           561,160 SH
Tag Oil Ltd                                 Common                           87377N101            190,605           171,000 SH
Tahera Ltd.                                 Common                           873787105             14,134            73,530 Warrant
Tengasco Inc                                Common                           88033R205          1,756,665         3,585,030 SH
Terra Nova Acquisition Corp                 Common                           88101E102            212,040            42,750 SH
Terra Nova Gold Corp                        Common                           88100T100              1,853            23,940 SH
Truestar Petroleum Corp                     Common                           897867107             85,870           249,603 SH
Tusk Energy Corp                            Common                           900891102          1,984,579           476,750 SH
TXU Europe Capital I-preferred              Common                           87316S203            627,853           100,136 SH
Verenex Energy                              Common                           923401103            225,549            57,010 SH
Veteran Resources                           Common                           92549V106            367,679           285,000 SH
Waveform Energy  Ltd                        Common - Class A                 94353V107            132,364            42,750 SH
West Energy Ltd                             Common                           952696102          1,771,996           253,500 SH
White Fire Energy Ltd                       Common                           963804109            677,548           243,144 SH

                             ** TABLE CONTINUED **

                                                          ITEM 6:                                                ITEM 8:
                                                    INVESTMENT DISCRETION                                 VOTING AUTHORITY SHARES
                                                         (b) Shares                   ITEM 7:
              ITEM 1:                                    as Defined    (c) Shared    Managers
          Name of Issuer                     (a) Sole    in Instr. V       Other    See Instr. V     (a) Sole   (b) Shared  (c) None
------------------------------------------------------------------------------------------------------------------------------------
Aldabra Acquisition Corp                     62,700         --              --           --             62,700        --       --
Andiana Minerals Inc                          3,135         --              --           --              3,135        --       --
Arawak Energy Corp                          134,280         --              --           --            134,280        --       --
Arizona Star Resources Corp                 470,270         --              --           --            470,270        --       --
Atlantic Coast Airline                      284,995         --              --           --            284,995        --       --
Atlantic Express Transportation Corp.         3,990         --              --           --              3,990        --       --
Auspex System Inc                           212,040         --              --           --            212,040        --       --
Austral Pacific Energy Ltd                   28,500         --              --           --             28,500        --       --
Austral Pacific Energy Ltd                   57,000         --              --           --             57,000        --       --
Bankers Petroleum Ltd                       142,497         --              --           --            142,497        --       --
Baycorp Holdings Ltd.                        31,318         --              --           --             31,318        --       --
Bear Ridge Resouces                           6,900         --              --           --              6,900        --       --
Berkeley Technology Inc.                    275,580         --              --           --            275,580        --       --
C1 Energy Ltd                               863,470         --              --           --            863,470        --       --
Cadus Pharmaceutical Corp                   385,041         --              --           --            385,041        --       --
Canargo Energy Corp                         285,010         --              --           --            285,010        --       --
Candax Energy Inc                           114,000         --              --           --            114,000        --       --
Canyon Resources Corp.                      244,072         --              --           --            244,072        --       --
Canyon Resources Corp.                       63,889         --              --           --             63,889        --       --
Centrex Inc.                                142,500         --              --           --            142,500        --       --
CGX Energy Inc                              190,400         --              --           --            190,400        --       --
Chaus Bernard                               342,120         --              --           --            342,120        --       --
Chief Consolidated Mining Co.               277,420         --              --           --            277,420        --       --
Cinch Energy                                570,000         --              --           --            570,000        --       --
Claude Resources Inc                      1,168,500         --              --           --          1,168,500        --       --
Comsys IT Partners Inc.                      52,137         --              --           --             52,137        --       --
Concord Camera Corp                         427,479         --              --           --            427,479        --       --
Cordero Energy Inc                           28,450         --              --           --             28,450        --       --
Courtside Acquistion                        228,000         --              --           --            228,000        --       --
Crystlex Inc                                712,500         --              --           --            712,500        --       --
Defiant Resources Corp                      228,110         --              --           --            228,110        --       --
Del Glbl Technologies Corp.                 141,120         --              --           --            141,120        --       --
Delphi Financial Group                      365,071         --              --           --            365,071        --       --
Dundee Precious Metals Inc                  113,997         --              --           --            113,997        --       --
Dynatec Corp                              1,145,740         --              --           --          1,145,740        --       --
Empire Energy Corp.                          15,532         --              --           --             15,532        --       --
Endocare Inc.                               983,250         --              --           --            983,250        --       --
ESG Re Ltd.                                 597,920         --              --           --            597,920        --       --
European Goldfields Ltd                     709,654         --              --           --            709,654        --       --
Filenet Corp                                 86,630         --              --           --             86,630        --       --
Fortress America Acq                        233,700         --              --           --            233,700        --       --
Fortress America Acq - warrants             164,160         --              --           --            164,160        --       --
Gabriel Resources                           285,000         --              --           --            285,000        --       --
George Foreman Enterprises Inc               28,493         --              --           --             28,493        --       --
Grand Banks Energy Corp                      57,000         --              --           --             57,000        --       --
Highview Resources Ltd                      245,100         --              --           --            245,100        --       --
HSE Integrated Ltd                           91,200         --              --           --             91,200        --       --
Industrias Bachoco                           78,261         --              --           --             78,261        --       --
Isle Capri Casinos                           77,700         --              --           --             77,700        --       --
Juina Mining Corp                           285,000         --              --           --            285,000        --       --
Juniper Partners Acq                         31,210         --              --           --             31,210        --       --
KBL Healthcare Acquisition                   85,500         --              --           --             85,500        --       --
Ladenburg Thalmann Financial                 13,002         --              --           --             13,002        --       --
Lakeland Industries                           1,350         --              --           --              1,350        --       --
Liberty Homes Inc.                           25,080         --              --           --             25,080        --       --
Liberty Homes Inc.                           11,400         --              --           --             11,400        --       --
Loon Energy Inc                           1,272,505         --              --           --          1,272,505        --       --
M & F Worldwide Corp                        211,755         --              --           --            211,755        --       --
Mairs Holding Inc                           263,215         --              --           --            263,215        --       --
MDU Communication Int'l Inc                  11,400         --              --           --             11,400        --       --
MDU Communication Int'l Inc               1,590,300         --              --           --          1,590,300        --       --
Mediterranean Minerals Corp                 204,915         --              --           --            204,915        --       --

Metallica Resources Inc                     142,500         --              --           --            142,500        --       --
Michaels Stores Inc                         349,320         --              --           --            349,320        --       --
Molex Inc                                   156,750         --              --           --            156,750        --       --
Mutual Risk Mgmt Ltd.                     1,737,132         --              --           --          1,737,132        --       --
Nevada Pacific Gold                         188,100         --              --           --            188,100        --       --
Nevsun Resources Ltd                        148,190         --              --           --            148,190        --       --
Next Inc.                                   138,795         --              --           --            138,795        --       --
Oakmont Acquisition Corp                    228,000         --              --           --            228,000        --       --
Oakwood Homes                                29,184         --              --           --             29,184        --       --
Pacific NorthWest Capital Corp.             189,525         --              --           --            189,525        --       --
Petrobank Energy & Resources                142,490         --              --           --            142,490        --       --
Petrofalcon Corp                          1,085,844         --              --           --          1,085,844        --       --
Pricesmart Inc.                              41,512         --              --           --             41,512        --       --
Scpie Holding Inc                           343,707         --              --           --            343,707        --       --
Services Acquisition Corp                   249,375         --              --           --            249,375        --       --
Silk Road Resources                          91,200         --              --           --             91,200        --       --
Simon Worldwide Inc.                        171,000         --              --           --            171,000        --       --
St. Andrews Goldfields Ltd.                 712,500         --              --           --            712,500        --       --
Starrett Co.                                  6,280         --              --           --              6,280        --       --
Stone & Webster                              68,815         --              --           --             68,815        --       --
Streettracks Gold Trust                      37,050         --              --           --             37,050        --       --
TAC Acquisition Corp                        373,570         --              --           --            373,570        --       --
TAC Acquisition Corp                        561,160         --              --           --            561,160        --       --
Tag Oil Ltd                                 171,000         --              --           --            171,000        --       --
Tahera Ltd.                                  73,530         --              --           --             73,530        --       --
Tengasco Inc                              3,585,030         --              --           --          3,585,030        --       --
Terra Nova Acquisition Corp                  42,750         --              --           --             42,750        --       --
Terra Nova Gold Corp                         23,940         --              --           --             23,940        --       --
Truestar Petroleum Corp                     249,603         --              --           --            249,603        --       --
Tusk Energy Corp                            476,750         --              --           --            476,750        --       --
TXU Europe Capital I-preferred              100,136         --              --           --            100,136        --       --
Verenex Energy                               57,010         --              --           --             57,010        --       --
Veteran Resources                           285,000         --              --           --            285,000        --       --
Waveform Energy  Ltd                         42,750         --              --           --             42,750        --       --
West Energy Ltd                             253,500         --              --           --            253,500        --       --
White Fire Energy Ltd                       243,144         --              --           --            243,144        --       --

                              ** TABLE COMPLETE **